INCOME TAXES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Expected tax rate, percent	21.00%	21.00%
Operating loss carryforwards		$ 2,911,163